Note 3 - Going Concern (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Period	Contractual Commitments
July 1st to December 31, 2021	44,500
January 1st to March 31st 2022	172,793
Total	217,293